ROPES & GRAY LLP
1211 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-8704
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December 30, 2016	Matthew C. Micklavzina
T +1 212 841 8849
matthew.micklavzina@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Schroder Series Trust (File Nos. 33-65632 and 811-07840)

Ladies and Gentlemen:

On behalf of Schroder Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 45 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

In addition to Part C, the Amendment includes the following documents:

1.              The Statutory Prospectus for (i) Investor Shares of Schroder Total Return Fixed Income Fund and Schroder Long Duration Investment-Grade Bond Fund and (ii) Investor Shares and R6 Shares of Schroder Emerging Markets Small Cap Fund and Schroder Short Duration Bond Fund; and

2.              The Statement of Additional Information of the Trust.

The Amendment is being submitted in connection with the Trust’s annual update of its Registration Statement and to reflect certain anticipated disclosure changes if shareholders approve the proposals submitted to shareholder vote as described in the Preliminary Proxy Statement on Schedule 14A, filed on December 21, 2016.

The Trust has registered an indefinite amount of its shares of beneficial interest under the Act, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  In reliance upon Rule 24f-2, no filing fee is being paid at this time.  Please direct any questions you may have with respect to this filing to me at (212) 841-8849.

Very truly yours,

/s/ Matthew C. Micklavzina, Esq.

Matthew C. Micklavzina, Esq.